UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________________ to _____________________

Date of Report (Date of earliest event reported) _____________________

Commission File Number of securitizer: _____________________

Central Index Key Number of securitizer: _____________________

________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0001671469 (BFA IVb Depositor, LLC)

                                           Bayview Opportunity Master Fund IVb Trust 2016-RN1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____________________
Central Index Key Number of underwriter (if applicable):     _____________________

                                                 Stuart Waldman, Senior Vice President, 305-341-5576
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6 and 99.7 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company
99.2	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC or its subsidiary JCIII & Associates, LLC
Schedule 1—Executive Summary/Narrative
Schedule 2—Compliance Summary Report
Schedule 3—Exception Report
Schedule 4—Itemized Report
Schedule 5—Disclaimer
Schedule 6—Underwriting Compliance
Schedule 7—Modifications
Schedule 8—Exception Grades
Schedule 9—Rating Agency Compliance
99.3	Disclosures required by Rule 15Ga-2 for DRI Title & Escrow
99.4	Disclosures required by Rule 15Ga-2 for Lincoln Appraisal & Settlement Services
99.5	Disclosures required by Rule 15Ga-2 for Linear Title & Closing, Ltd.
99.6	Disclosures required by Rule 15Ga-2 for Mission Global, LLC
Schedule 1—Executive Summary
Schedule 2—Compliance Exception Report
99.7	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC
Schedule 1—Executive Summary/Narrative
Schedule 2—Data Integrity Report
Schedule 3—Pay String Report
Schedule 4—Servicing Comment Review
Schedule 5—Payment Validation Review
Schedule 6—BPO Reconciliation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  April 19, 2016

BFA IVb DEPOSITOR, LLC (Securitizer)

By:	________________________________________
Name: Stuart Waldman
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number
99. 1	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company
99.2	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC or its subsidiary JCIII & Associates, LLC
Schedule 1—Executive Summary/Narrative
Schedule 2—Compliance Summary Report
Schedule 3—Exception Report
Schedule 4—Itemized Report
Schedule 5—Disclaimer
Schedule 6—Underwriting Compliance
Schedule 7—Modifications
Schedule 8—Exception Grades
Schedule 9—Rating Agency Compliance
99.3	Disclosures required by Rule 15Ga-2 for DRI Title & Escrow
99.4	Disclosures required by Rule 15Ga-2 for Lincoln Appraisal & Settlement Services
99.5	Disclosures required by Rule 15Ga-2 for Linear Title & Closing, Ltd.
99.6	Disclosures required by Rule 15Ga-2 for Mission Global, LLC
Schedule 1—Executive Summary
Schedule 2—Compliance Exception Report
99.7	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC
Schedule 1—Executive Summary/Narrative
Schedule 2—Data Integrity Report
Schedule 3—Pay String Report
Schedule 4—Servicing Comment Review
Schedule 5—Payment Validation Review
Schedule 6—BPO Reconciliation Report